Impairment	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Impairment
11.	Impairment

(1)	Impairment of Goodwill

Annual impairment testing for goodwill was performed as of October 1 for the years ended December 31, 2015, 2016 and 2017. Goodwill has been allocated to two CGUs for the year ended December 31, 2015 and one CGU for the years ended December 31, 2016 and 2017. For the years ended December 31, 2015, 2016 and 2017, the Group’s CGUs were the Group’s operating segments and also the reportable segments.

Carrying amount of goodwill allocated to each of the CGUs for impairment testing is as follows:

		(In millions of yen)
For the year ended December 31, 2015
LINE business and portal CGU	MixRadio CGU	Total
3,120	2,692	5,812

(In millions of yen)
For the year ended December 31, 2016
LINE business and portal CGU	Total
3,400	3,400

(In millions of yen)
For the year ended December 31, 2017
LINE business and portal CGU	Total
16,767	16,767

The recoverable amounts of the CGUs have been determined based on a value in use calculation using cash flow projections for a period of up to five years from financial budgets approved by the Group’s management. Cash flow projections take into account past experience and represent management’s best estimates. The main assumptions used in the value in use calculation include the discount rate, terminal growth rate and expected future cash flows. These assumptions can be subject to significant adjustments due to factors such as marketing budgets, IT spending of corporations, and competition from competitors. Cash flows beyond the planning periods were extrapolated using terminal growth rates.

To estimate the discount rate that reflects the time value of money and the risks specific to the CGUs, the Group has assumed a risk-free rate equal to one-month average market yields on 10-year Japanese government bonds at the date of performing the annual impairment test. The Group also incorporated risk premiums, such as a size premium and market risk premium, in the discount rate. The terminal growth rates are based on the long-term average inflation rates of the Group’s main countries of operation, including Japan, Taiwan and Thailand, which takes into consideration external macroeconomic sources of data.

(a)	LINE business and portal CGU

The significant assumptions used in the value in use calculations are as follows:

	2015		2016		2017
CGU	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate
LINE business and portal CGU	14.7%	1.4%	11.7%	1.1%	10.3%	1.6%

No impairment losses were recognized for goodwill for the year ended December 31, 2015, 2016 and 2017, as a result of the annual impairment testing.

(b)	MixRadio CGU

The Group acquired MixRadio in the first quarter of 2015 in order to expand the range of services. Refer to Note 29 Business Combinations for further details.

However, the music streaming industry grew increasingly competitive over the second half of 2015, mainly due to the expansion by major technology firms in the music space and to market consolidation by competitors with large user bases. This intensified competition led to significant increases in royalties from music labels and publishers, and increases in marketing costs related to user acquisition. These factors negatively impacted the long term profitability of the MixRadio CGU and the Group. As a result, in the fourth quarter of 2015, the Group changed its strategic decision and decided to focus on its core LINE business and portal segment, and planned on exiting the MixRadio business by either selling its operations or, if no buyer was identified, abandoning MixRadio operations in 2016.

As of December 31, 2015, as no potential buyer was identified, the Group considered the abandonment of the MixRadio business to be probable. Therefore, as the future cash flows are expected to be negative, goodwill allocated to MixRadio CGU of 2,692 million yen was fully impaired. Further, as a result of the subsequent abandonment on March 21, 2016, the MixRadio CGU was retrospectively classified as a “Loss from discontinued operations, net of tax” in the Consolidated Statements of Profit or Loss. Refer to Note 23 Discontinued Operations for further details.

(2)	Sensitivity to Changes in Assumptions

For LINE business and portal CGU, in the opinion of the Group’s management, the recoverable amount considerably exceeded the carrying amount of the CGU, and the outcomes of the impairment test are not sensitive to reasonably likely changes in any of the assumptions underlying the cash flow projections used for the impairment test or the discount rates in the periods presented for the CGU.

For the MixRadio CGU, due to the full impairment as described above, a sensitivity analysis has not been presented.

(3)	Impairment of Tangible Assets and Intangible Assets with Definite Useful Lives

For the year ended December 31, 2015, in connection with the MixRadio segment impairment as explained above, impairments of intangible assets with definite useful life in the amount of 1,374 million yen and property and equipment in the amount of 54 million yen were recognized. For the years ended December 31, 2016, no impairment loss was recognized for tangible assets and intangible assets with definite useful lives. For the year ended December 31, 2017, in connection with Kiwiple and LINE Games Global Gateway L.P., impairments of intangible assets with definite useful life in the amounts of 134 million yen and 80 million yen, respectively were recognized. No impairment loss was recognized for tangible assets.